Schedule of Investments (unaudited) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 135.7%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,033,229

Arizona — 7.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,346,652
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	483,566
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	726,424
4.75%, 07/01/31	3,070	3,244,591
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,892,700
5.00%, 12/01/37	2,065	2,671,552
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	501,890
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	981,459

		12,848,834

Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	536,891
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	897,061
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,935,411
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	514,578

		3,883,941

California — 19.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,900	2,002,657
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program, 5.00%, 06/01/43	500	598,720
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,428,713
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	1,000	1,205,840

Security	Par (000)	Value

California (continued)
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	$500	$527,130
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,136,340
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,650,622
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	525	520,821
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	1,863,444
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	4,143,600
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,154,535
0.00%, 08/01/33(d)	4,000	1,682,280
6.20%, 08/01/39(c)	2,605	2,867,219
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33(c)	2,800	3,604,440
State of California, GO, Refunding, Various Purpose, 5.00%, 02/01/38	3,000	3,341,400
State of California, GO, Various Purposes:
6.00%, 03/01/33	1,000	1,034,400
5.50%, 03/01/40	2,350	2,419,020
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,248,189

		33,429,370

Colorado — 0.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,077,597

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	588,010
State of Connecticut, GO, Series E, 5.00%, 09/15/37	970	1,158,733

		1,746,743

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 2.2%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	$330	$369,128
5.00%, 07/01/48	900	998,946
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,265,064
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,072,968

		3,706,106

Florida — 3.2%
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,775,263
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	688,000

		5,463,263

Georgia — 1.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,739,505
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	311,871
4.00%, 12/01/48	210	221,747
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	255	326,709

Security	Par (000)	Value

Georgia (continued)
5.00%, 05/15/43	$330	$382,374

		2,982,206

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	441,548

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	545,415

Illinois — 7.4%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	258,437
Project, Series C, 5.25%, 12/01/35	775	841,084
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	425	475,520
Dedicated Revenues, Series C, 5.00%, 12/01/34	235	260,018
Dedicated Revenues, Series F, 5.00%, 12/01/23	310	336,796
Series C, 5.00%, 12/01/25	335	374,821
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	280	305,166
5.00%, 12/01/46	725	762,207
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,660,144
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	954,964
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	702,752
County of Will Illinois, GO, 5.00%, 11/15/45	600	675,324
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	336,582
5.00%, 02/15/47	205	226,431
5.00%, 02/15/50	100	110,080

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	$1,205	$1,328,657
OSF Healthcare System, 6.00%, 05/15/39	110	115,204
Roosevelt University Project, 6.50%, 04/01/44(b)	395	401,407
Roosevelt University Project, 6.50%, 04/01/44(b)	605	614,813
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,251,166
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	741,757

		12,733,330

Iowa(g) — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50	250	269,940

Kansas — 2.6%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,646,245
5.00%, 09/01/39	720	799,430

		4,445,675

Kentucky — 3.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,904,300
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,830	2,030,037
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	500	524,940
6.60%, 07/01/39	830	858,129
6.75%, 07/01/43	270	279,223

		6,596,629

Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	968,936
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,115,247

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	$400	$421,408

		2,505,591

Maryland — 0.6%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	174,224
5.25%, 07/01/44	170	174,024
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	315	338,770
Maryland EDC, ARB, AMT, Seagirt Marine Terminal Project, 5.00%, 06/01/49	250	291,260

		978,278

Massachusetts — 4.4%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	711,642
Emerson College Issue, 5.00%, 01/01/48	1,115	1,274,735
Emerson College Issue, Series A, 5.25%, 01/01/42	565	650,388
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	942,432
Worcester Polytechnic Institute, 4.00%, 09/01/49	1,270	1,312,405
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 5.00%, 06/01/39	55	64,845
Atrius Health Issue, Series A, 4.00%, 06/01/49	75	78,854
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	841,980
International Charter School, 5.00%, 04/15/40	400	428,428
Western New England University, 5.00%, 09/01/43	750	866,767
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	167,120
3.85%, 06/01/46	205	214,467

		7,554,063

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 7.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	$1,555	$1,762,826
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	257,940
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,420,799
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,194,857
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	1,690	1,777,491

		12,413,913

Minnesota — 2.4%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	943,474
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	655,855
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	425	437,997
City of State Cloud Minnesota, Refunding RB, Centracare Health System, 5.00%, 05/01/48	280	334,272
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	334,889
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,045	1,045,220

Security	Par (000)	Value

Minnesota (continued)
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	$385	$396,019

		4,147,726

Mississippi — 0.8%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	433,112
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	899,604

		1,332,716

Missouri — 2.6%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	965,124
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	538,230
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	341,069
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	555,875
Heartland Regional Medical Center, 4.13%, 02/15/43	300	309,786
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,124,860
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	630,768

		4,465,712

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	650,700
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	446,720
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	269,540
4.00%, 01/01/44	400	411,176

		1,778,136

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 1.0%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	$610	$619,912
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,072,560

		1,692,472

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	260,546
Series C, AMT, 4.88%, 11/01/42	145	149,228

		409,774

New Jersey — 13.5%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	757,284
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	222,010
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	460,007
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,824,125
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	777,694
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	542,436
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,842,715
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	549,030
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,107,287
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,070	1,243,094
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	563,830

Security	Par (000)	Value

New Jersey (continued)
Transportation Program, Series AA, 5.00%, 06/15/45	$900	$985,662
Transportation Program, Series AA, 5.00%, 06/15/46	400	437,792
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	161,534
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	714,575
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	760	888,805
5.25%, 06/01/46	1,810	2,064,540

		23,142,420

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	510,498

New York — 5.0%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	940,521
City of New York Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,112,490
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	921,609
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	500	528,670
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,159,965
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	823,376
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	451,061

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	$1,295	$1,361,563
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	1,190	1,240,492

		8,539,747

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	513,682

Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	1,999,960
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,071,000
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,182,148
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,582,335

		6,835,443

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	837,864
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	605	701,740

		1,539,604

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	748,798
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,670,511

		2,419,309

Pennsylvania — 6.3%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	402,804

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 06/01/34	$750	$898,298
(AGM), 4.00%, 06/01/39	1,365	1,486,321
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,758,240
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	495	528,002
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,638,015
Series D (AGM), 5.00%, 01/01/20(b)	2,600	2,653,846
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,428,300

		10,793,826

Puerto Rico — 4.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	315	318,308
5.63%, 05/15/43	345	348,564
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,305	1,295,212
5.13%, 07/01/37	375	372,188
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	385	385,000
6.00%, 07/01/44	700	700,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	15	15,375
Series A-1, 4.75%, 07/01/53	580	559,520
Series A-1, 5.00%, 07/01/58	3,080	3,061,674
Series A-2, 5.00%, 07/01/58	720	688,500

		7,744,341

Rhode Island — 3.8%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	900	937,665

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	$1,155	$1,228,989
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	496,747
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,088,900
Series B, 4.50%, 06/01/45	2,730	2,775,564

		6,527,865

South Carolina — 0.8%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,115,250
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	203,032

		1,318,282

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	740	787,730

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,154,808
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	848,032
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	959,928
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	279,282
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	774,164

		5,016,214

Texas — 10.9%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	4,414,027

Security	Par (000)	Value

Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$1,500	$1,534,965
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	4,965,202
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	890	974,586
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	201,606
0.00%, 08/15/35	3,630	1,925,534
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	848,152
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,414,037
San Jacinto College District, GOL, Series A, 5.00%, 02/15/44	345	414,990
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,109,700

		18,802,799

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	625,575
State of Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	412,067
State of Utah Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	416,132

		1,453,774

Vermont — 0.6%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	531,635
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	500	529,450

		1,061,085

Virginia — 1.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	521,022

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	$585	$666,344
4.00%, 09/01/48	375	396,454
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	404,365
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(g)	470	490,370
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	802,365

		3,280,920

Washington — 0.4%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	670,872

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,305	1,387,124

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	287,893
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	800	948,712
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	755,434

		1,992,039

Total Municipal Bonds — 135.7% (Cost — $211,763,689)		232,819,781

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(i)	$1,451	$1,776,278

Connecticut — 1.7%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	3,009,336

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(i)	1,400	1,474,124

New York — 13.0%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,362,766
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	330	330,975
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,822,504
Series CC, 5.00%, 06/15/47	6,000	6,752,236
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	1,548	1,656,369
5.75%, 02/15/47	952	1,018,948
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,728,309
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,676,497

		22,348,604

Texas — 3.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,999	3,137,190
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,737,629

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	$1,515	$1,777,756

		6,652,575

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,387,954

Washington — 2.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,549,897

Security	Par (000)	Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.0% (Cost — $39,317,269)		$41,198,768

Total Long-Term Investments — 159.7% (Cost — $251,080,958)		274,018,549

Other Assets Less Liabilities — 1.3%		2,190,672

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(24,681,726)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.6)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$171,627,495

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to January 1, 2026, is $3,415,794.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	2,100,576	(2,100,576)	—	$—	$22,009	$572	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	27	09/19/19	$3,422	$(22,527)
U.S. Treasury Long Bond	72	09/19/19	11,068	(115,192)
5-Year U.S. Treasury Note	16	09/30/19	1,878	(7,650)

				$(145,369)

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$—	$274,018,549	$—	$274,018,549

Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(145,369)	$—	$—	$(145,369)

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(24,524,266)	$—	$(24,524,266)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(104,424,266)	$—	$(104,424,266)

11